SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Small Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.3%

Commercial Services - 3.6%
ASGN, Inc. *	17,500	828,625
Booz Allen Hamilton Holding Corp.	13,150	1,314,342
Colliers International Group, Inc.	11,050	1,726,121
FTI Consulting, Inc. *	3,075	497,074

		4,366,162

Communications - 0.5%
Iridium Communications, Inc.	35,900	626,814

Consumer Durables - 1.6%
IMAX Corp. *	9,300	304,575
Take-Two Interactive Software, Inc. *	4,075	1,052,817
YETI Holdings, Inc. *	15,850	525,903

		1,883,295

Consumer Non-Durables - 0.5%
Sensient Technologies Corp.	6,775	635,834

Consumer Services - 2.1%
Adtalem Global Education, Inc. *	9,475	1,463,414
Nexstar Media Group, Inc.	5,350	1,057,909

		2,521,323

Electronic Technology - 15.3%
Arista Networks, Inc. *	48,900	7,125,219
Ciena Corp. *	14,150	2,061,230
Coherent Corp. *	20,075	2,162,479
Entegris, Inc.	5,249	485,323
MKS, Inc.	13,400	1,658,518
Monolithic Power Systems, Inc.	5,025	4,626,216
Synopsys, Inc. *	1,002	494,377

		18,613,362

Energy Minerals - 0.8%
Northern Oil & Gas, Inc.	39,300	974,640

Finance - 7.0%
Air Lease Corp.	22,650	1,441,672
Artisan Partners Asset Management, Inc.	25,750	1,117,550
Axis Capital Holdings, Ltd.	22,125	2,119,575
Columbia Banking System, Inc.	11,625	299,228
Hanover Insurance Group, Inc.	5,425	985,343
Old National Bancorp	38,250	839,587
Stifel Financial Corp.	11,800	1,338,946
Western Alliance Bancorp	3,600	312,192

		8,454,093

Health Services - 4.9%
Addus HomeCare Corp. *	15,250	1,799,348
Encompass Health Corp.	13,525	1,717,945
Tenet Healthcare Corp. *	12,150	2,466,936

		5,984,229

Health Technology - 12.1%
Align Technology, Inc. *	2,150	269,223
ARS Pharmaceuticals, Inc. *	61,425	617,321
Ascendis Pharma A/S, ADR *	6,300	1,252,503
AtriCure, Inc. *	60,800	2,143,200
Bio-Techne Corp.	14,800	823,324
Establishment Labs Holdings, Inc. *	17,900	733,721

Name of Issuer	Quantity	Fair Value ($)

Exact Sciences Corp. *	12,425	679,772
Glaukos Corp. *	14,565	1,187,776
Insulet Corp. *	3,525	1,088,273
PROCEPT BioRobotics Corp. *	28,700	1,024,303
STERIS, PLC	3,475	859,854
Supernus Pharmaceuticals, Inc. *	34,775	1,661,897
TG Therapeutics, Inc. *	8,150	294,419
TransMedics Group, Inc. *	11,025	1,237,005
Vericel Corp. *	25,975	817,433

		14,690,024

Industrial Services - 13.9%
Argan, Inc.	14,525	3,922,476
EMCOR Group, Inc.	5,850	3,799,809
Golar LNG, Ltd.	33,600	1,357,776
KBR, Inc.	23,975	1,133,778
Kodiak Gas Services, Inc.	49,050	1,813,378
TechnipFMC, PLC	61,580	2,429,331
Waste Connections, Inc.	14,025	2,465,595

		16,922,143

Non-Energy Minerals - 5.1%
Eagle Materials, Inc.	10,300	2,400,312
James Hardie Industries, PLC *	25,022	480,673
MP Materials Corp. *	33,350	2,236,784
Trex Co., Inc. *	20,825	1,076,028

		6,193,797

Process Industries - 2.0%
Cabot Corp.	7,700	585,585
CSW Industrials, Inc.	3,650	886,038
Olin Corp.	19,775	494,177
UFP Technologies, Inc. *	2,550	508,980

		2,474,780

Producer Manufacturing - 15.1%
AeroVironment, Inc. *	6,650	2,094,019
AZZ, Inc.	18,450	2,013,448
Belden, Inc.	13,600	1,635,672
Carlisle Cos., Inc.	2,200	723,712
Crane Co.	13,700	2,522,718
Crane NXT Co.	19,075	1,279,360
Donaldson Co., Inc.	17,275	1,413,959
Flowserve Corp.	27,475	1,460,021
Hubbell, Inc.	4,375	1,882,606
Lincoln Electric Holdings, Inc.	5,400	1,273,482
Regal Rexnord Corp.	8,340	1,196,290
Zurn Water Solutions Corp.	19,325	908,855

		18,404,142

Retail Trade - 4.3%
Boot Barn Holdings, Inc. *	6,775	1,122,753
Casey’s General Stores, Inc.	4,300	2,430,876
Ulta Beauty, Inc. *	3,050	1,667,587

		5,221,216

Technology Services - 6.5%
Euronet Worldwide, Inc. *	5,050	443,441
Globant SA *	11,350	651,263
HubSpot, Inc. *	3,175	1,485,265
nCino, Inc. *	35,375	959,016
Paycom Software, Inc.	2,900	603,606

SEPTEMBER 30, 2025	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2025

Sit Small Cap Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

PTC, Inc. *	14,500	2,943,790
Sportradar Group AG *	30,550	821,795

		7,908,176

Transportation - 2.5%
Alaska Air Group, Inc. *	17,675	879,861
Knight-Swift Transportation Holdings, Inc.	18,725	739,825
TFI International, Inc.	16,525	1,455,192

		3,074,878

Utilities - 0.5%
Chesapeake Utilities Corp.	4,925	663,348

Total Common Stocks (cost: $61,083,351)		119,612,256

Short-Term Securities - 1.2%
Fidelity Inv. Money Mkt. Gvt. Fund, 4.04% (cost $1,399,660)	1,399,660	1,399,660

Total Investments in Securities - 99.5% (cost $62,483,011)		121,011,916

Other Assets and Liabilities, net - 0.5%		579,982

Net Assets - 100.0%		$121,591,898

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2025 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	119,612,256	—	—	119,612,256
Short-Term Securities	1,399,660	—	—	1,399,660
Total:	121,011,916	—	—	121,011,916

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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